CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011		Mar. 31, 2011		Dec. 31, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operating Activities
Net income	$ 31.4	[1],[2],[3]	$ 9.9	[1],[2],[3]	$ 22.8	[4]	$ (5.6)	[4]	$ 13.1	$ 74.4	$ 59.0
Adjustments to reconcile net income to net cash flows from operating activities
Deferred income taxes									5.6	44.3	31.6
Equity in earnings of Kinder Morgan Energy Partners, L.P.	(48.4)		(15.1)		(38.0)		8.9		(18.7)	(118.7)	(90.6)
Changes in components of working capital
Accounts receivable - related party									0.6	(0.2)	(2.7)
Other current assets									0	0.9	(0.5)
Accounts payable									0	0.2	1.3
Accrued other current liabilities									(0.6)	(0.9)	1.9
Net Cash Provided by Operating Activities									0	0	0
Cash Flows From Investing Activities
Purchase of i-units of Kinder Morgan Energy Partners, L.P.									0	0	0
Net Cash Used in Investing Activities									0	0	0
Cash Flows From Financing Activities
Shares issued									0	0	0
Net Cash Provided by Financing Activities									0	0	0
Net increase in Cash and Cash Equivalents									0	0	0
Cash and Cash Equivalents, beginning of period			0				0		0	0	0
Cash and Cash Equivalents, end of period	$ 0				$ 0				$ 0	$ 0	$ 0

[1]	First quarter 2011 includes a $15.2 million reduction of net income for our share of KMP's $87.1 million increase in expense associated with a one-time special cash bonus payment paid to non-senior management employees in May 2011; however, we and KMP do not have any obligation, nor did we or KMP pay any amounts related to this expense.
[2]	Second quarter 2011 includes a $30.2 million reduction of net income for our share of KMP's $165.0 million increase in expense associated with rate case liability adjustments.
[3]	Third quarter 2011 includes a $30.3 million reduction of net income for our share of KMP's $167.2 million loss from the remeasurement of its previously held 50% equity interest in KinderHawk Field Services LLC to fair value, and a $12.5 million reduction of net income for our share of KMP's $69.3 million increase in expense primarily associated with rights-of-way lease payment liability adjustments.
[4]	First quarter 2010 includes a $29.0 million reduction of net income for our share of KMP's $158 million increase in expense associated with rate case liability adjustments.